STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION, FINTECH ACQUISITION CORP. II, Warrants (Q2) (Details) - $ / shares		6 Months Ended	12 Months Ended
	Jan. 25, 2017	Jun. 30, 2018	Dec. 31, 2017	Jul. 26, 2018
Warrants [Abstract]
Warrants redemption price (in dollars per share)	$ 10.00			$ 10.086957
Public Warrants [Member]
Warrants [Abstract]
Warrants redemption price (in dollars per share)		$ 0.01
Share price (in dollars per share)		$ 24.00
Number of trading days		20 days
Trading day threshold period		30 days
Public Warrants [Member] | Minimum [Member]
Warrants [Abstract]
Notice period to redeem warrants		30 days
Initial Public Offering [Member]
Warrants [Abstract]
Sale of units (in shares)	17,500,000
Price per unit (in dollars per share)	$ 10.00
Number of securities called by each warrant (in shares)	1
Warrant exercise price (in dollars per share)	$ 11.50
Initial Public Offering [Member] | Maximum [Member]
Warrants [Abstract]
Number of business days to file registrant statement		20 days	20 days
Initial Public Offering [Member] | Common Stock [Member]
Warrants [Abstract]
Number of securities called by each unit (in shares)	1
Initial Public Offering [Member] | Public Warrants [Member]
Warrants [Abstract]
Number of securities called by each unit (in shares)	0.5
Private Placement [Member]
Warrants [Abstract]
Sale of units (in shares)	420,000
Price per unit (in dollars per share)	$ 10.00
Number of securities called by each warrant (in shares)	1
Warrant exercise price (in dollars per share)	$ 11.50
Warrants exercisable period on completion of business combination		30 days
Period for warrants to become exercisable		5 years
Private Placement [Member] | Common Stock [Member]
Warrants [Abstract]
Number of securities called by each unit (in shares)	1
Number of securities called by each warrant (in shares)	1
Private Placement [Member] | Public Warrants [Member]
Warrants [Abstract]
Number of securities called by each unit (in shares)	0.5